SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s most recent consolidated annual financial statements filed with the SEC on Form 20-F.

The accompanying unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for the consolidated financial statements. Certain information and note disclosures normally included in the Group’s annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with such rules and regulations. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments necessary for the fair statement of the Group’s financial position as of June 30, 2024 and results of operation and cash flows for the six months ended June 30, 2023 and 2024. Results for the six months ended June 30, 2024 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s unaudited interim condensed consolidated financial statements include, but are not limited to, allowance for credit losses, useful lives of property and equipment and intangible assets, impairment of long-lived assets, valuation of cryptocurrencies, realization of deferred tax assets, uncertain income tax positions, share-based compensation, valuation of derivative instruments, implicit interest rate of operating lease, accrual for contingencies, and going concern. Actual results could materially differ from those estimates.

Principles of consolidation

The unaudited interim condensed consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. The results of the subsidiaries are consolidated from the date on which the Company obtains control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. All significant intercompany balances and transactions among the Company and its subsidiaries have been eliminated on consolidation.

Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications (except for the reclassification of discontinued operations) had no impact on the reported financial position or net (loss) earnings.

Foreign currency translation

The functional currency of the Company, BVI, 500wan HK, Bee Computing, Alliance Technologies, Skill Esport, Summit Bend, Ohio I, Ohio II, Asgard and its discontinued operation Sunstar Technology is the US$. The functional currency of the Multi Group and its subsidiaries is EUR. E-Sun Sky Computer, Yibao Energy, and its discontinued operations Beijing Guixinyanghang and Chuangyinghuanyu Technology determined their functional currencies to be RMB, which is their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. The Group uses the monthly average exchange rate for the year and the spot exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency translation (continued)

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Exchange gains and losses resulting from foreign currency transactions are included in the unaudited interim condensed consolidated statements of comprehensive (loss) income.

Cryptocurrency assets

Cryptocurrency assets are included in current assets in the accompanying unaudited interim condensed consolidated balance sheets. Cryptocurrency assets generated from the cryptocurrency mining business and the mining pool business, which is classified as discontinued operations, are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Effective January 1, 2024, the Group adopted ASU No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”) using a modified retrospective approach, which requires cryptocurrency assets to be measured at fair value each reporting period with changes in fair value recorded in net income or loss. Upon adoption, the Group recognized a fair value adjustment on cryptocurrency assets from continuing operations and discontinued operations of $854 and $39, respectively, for a combined cumulative-effect adjustment of $893 increase in retained earnings.

Prior to the adoption of ASU 2023-08, cryptocurrencies held were accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment quarterly, or more frequently, when events or changes in circumstances occur, principally decreases in the quoted prices of the cryptocurrencies, indicating that it is more likely than not that the indefinite-lived asset is impaired. In determining if an impairment had occurred, the Group considered the intraday lowest quoted price of one unit of cryptocurrency asset since acquiring the cryptocurrency asset. If the then current carrying value of the unit of cryptocurrency exceeded the fair value so determined, an impairment loss has occurred with respect to those units of cryptocurrencies in the amount equal to the difference between their carrying values and the fair value determined. To the extent an impairment loss was recognized, the loss established the new cost basis of the asset. Subsequent reversal of impairment losses was not permitted. For the six months ended June 30, 2023, the Group recognized impairment loss of US$1,426 from continuing operations. Prior to the adoption of ASU 2023-08, any realized gains or losses from sales of cryptocurrencies were included in gain or loss of disposal of cryptocurrencies in the unaudited interim condensed consolidated statements of comprehensive (loss) income. The Group accounted for its gains or losses in accordance with the first-in-first-out (FIFO) method of accounting.

Cryptocurrencies generated from the cryptocurrency mining business, and cryptocurrencies generated and distributed to mining pool participants in relation to the discontinued mining pool business, are included within operating activities in the accompanying unaudited interim condensed consolidated statements of cash flows. The purchases and sales of cryptocurrencies are included within investing activities in the accompanying unaudited interim condensed consolidated statements of cash flows.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative contracts

Derivative contracts derive their value from underlying asset prices, other inputs or a combination of these factors. The Group does not apply hedge accounting to the derivative contracts, which are recognized as either assets or liabilities on the unaudited interim condensed consolidated balance sheets at fair value, with changes recognized as changes in fair value of derivative instruments.

From June 2023 to October 2023, the Group entered into several collar arrangements with a third party with one-month term to mitigate the effect of future price fluctuations on Ethereum or Bitcoin. The arrangements result in the Group settling a certain amount of Ethereum or Bitcoin at prices within a range. The arrangements are accounted for as derivative instruments and recorded at fair value. All collar agreements were matured as of December 31, 2023.

From October 2023 to June 2024, the Group entered into several accumulator agreements with a third party with terms ranging from six to twelve months, subject to early termination. The agreements established a barrier price and a forward strike price on future Ethereum or Bitcoin prices, and Group would receive certain Ethereum or Bitcoins over the terms at the prices specified in the agreements. In February 2024, the Group also entered into a decumulator agreement, which established a barrier price and a forward strike price on future Litecoin price, and Group would payout certain Litecoins over the terms at the prices specified in the agreements. The agreements are accounted for as derivative instruments and recorded at fair value. Some accumulator agreements and the decumulator agreement were early terminated as of December 31, 2023 and June 30, 2024.

The derivative contracts are valued by the issuer of the instruments using pricing models whose inputs are calibrated from observable market data, mainly quoted Ethereum, Bitcoin or Litecoin prices, and do not involve material subjectivity. Such valuations are classified within level 2 of the fair value hierarchy.

As of December 31, 2023 and June 30, 2024, the Group recognized derivative asset of US$1,392 and US$2,533, respectively, which were included in prepayment and other current assets in the unaudited interim condensed consolidated balance sheets. For the six months ended June 30, 2023 and 2024, the Group recognized changes in fair value of derivative instruments of a gain of US$275 and US$103, respectively, in the unaudited interim condensed consolidated statements of comprehensive (loss) income.

Fair value measurements

Financial instruments primarily include cash and cash equivalents, accounts receivable, prepayments and other current assets, derivative asset, equity investments without readily determinable fair values, equity method investments, accounts payable and accrued expenses and other current liabilities. The Group carries the investment under the measurement alternative basis and equity method investment on other-than-temporary basis. Derivative asset related to the derivative contracts is measured at fair value based on Level 2 inputs on a recurring basis. The carrying values of other financial instruments approximate their fair values due to their short-term maturities.

The Group’s non-financial assets, including cryptocurrency assets prior to the adoption of ASU 2023-08, intangible assets, goodwill and property and equipment are measured at fair value when an impairment charge is recognized. Fair value of cryptocurrencies is based on quoted prices in active markets.

The Group applies ASC 820 (“ASC 820”), “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—   Include other inputs that are directly or indirectly observable in the marketplace.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair value measurements (continued)

Level 3—   Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Related party transactions

A related party is generally defined as (i) any person holds 10% or more of the Company’s securities and their immediate families (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

The Group’s revenues were derived principally from cryptocurrency mining and data center services. The Group also generated revenue from its mining pool business, which is classified as discontinued operations in the unaudited interim condensed consolidated statements of comprehensive (loss) income.

The Group accounts for revenues under ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”).

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The primary sources of the Group’s revenues are as follows:

Cryptocurrency mining

The Group has entered into cryptocurrency mining pools, by executing contracts with the mining pool operators to provide computing power to the mining pools. The contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the mining pool operators. In exchange for providing computing power, the Group is entitled to considerations in the form of cryptocurrencies from the mining pool operators (less pool operator fees to the mining pool operators which are recorded net with revenues), which is calculated based on a predetermined formula agreed by the Group and the mining pool operators as a part of the contracts. Providing computing power is an output of the Group’s ordinary activities and is the only performance obligation in the Group’s contract with the pool operators. The Group is entitled to consideration even if a block is not successfully placed by the mining pool operators. The transaction consideration the Group receives is noncash consideration in the form of cryptocurrencies. The Group measures the cryptocurrencies at fair value at contract inception. All considerations are variable and revenue is recognized when the computing power is provided to the mining pools and there is no uncertainty associated with the variable consideration. There is no significant financing component in these transactions.

Data center services

The Group provides data center services such as providing its customers with rack space, utility, and cloud services such as virtual services, virtual storage, and data backup services, generally based on monthly services provided at a defined price included in the contracts. The performance obligations are the services provided to a customer for the month based on the contract. The transaction price is the price agreed with the customer for the monthly services provided and the revenues are recognized monthly based on the services rendered for the month.

Mining pool services

The Group operates its mining pool, BTC.com, to enable providers of computing power (“pool participants”) to participate in crypto-mining activities in an efficient manner in the blockchain network. It receives all the mining rewards, and then allocates mining rewards to each pool participant net of the pool operator fees based on the sharing mechanism predetermined. Using computing power provided by the pool participants, the Group provides transaction verification services to the blockchain networks and transaction requesters (the “primary mining pool services” or the Company as the “primary mining pool operator”). The Company also entered into arrangements with certain third-party mining pool operators to contribute a portion of the computing power it obtained from BTC.com pool participants to the third-party mining pool operators. In exchange, the Company is entitled to considerations in the form of cryptocurrencies from the third-party mining pools operators calculated based on a predetermined formula regardless of whether the third-party mining pool operators successfully validate the blocks (the “sub mining pool services” or the Company as the “sub mining pool operator”) (primary mining pool services and sub mining pool services collectively referred as the “mining pool services”).

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Primary mining pool services

As the primary mining pool operator, the Group provides transaction verification services. Transaction verification services are an output of the Group’s ordinary activities. The mining rewards the Group receives from the blockchain network include the block rewards and the transaction verification fees related to the transactions included in the block. For block rewards, the customer is the blockchain as the Group attempts to be the first vendor to solve an algorithm that it will then place as a successful block on the blockchain in exchange for cryptocurrency block rewards awarded by the blockchain protocols. For transaction verification fees, the requester for each blockchain transaction request is the customer.

A contract with the blockchain for the block rewards or with the transaction requester for the transaction verification fees exists upon the transfer of a verified block to the blockchain. The performance obligation is to validate each block. Revenue is recognized at the point when the block validation is successfully completed, which is also when the Group receives the rewards. Revenue, which is noncash consideration, is measured at the fair value of block rewards and transaction verification fees earned at contract inception. The Group considers itself the principal in transactions with the blockchain networks as it coordinates all the computing power within the mining pool, utilizes such aggregated computing power to validate blocks, collects centrally all mining rewards and distributes them in accordance with the predetermined sharing mechanisms. The Group has control over the pool participants’ computing power. Although the pool participants can enter and exit the pool at will and deploy the qualifying types of mining machines at the choices of the pool participants, during the mining process, the Group dictates the tasks and the participants’ mining machines merely follow the allocation prescribed by the Group. As a result, the Group is primarily responsible for fulfilling the promise to provide the specified service, which is to transfer a verified block to the blockchain. Further, under existing sharing mechanisms, the Group is exposed to the risk that actual block rewards may differ from expected rewards, therefore, bears the inventory risk before the specified service has been transferred to the blockchain network. Therefore, the Group recognizes the mining pool revenue on a gross basis by recording all of the transaction fees and block rewards earned under the primary mining pool services as revenue, and the portion of the transaction fees and block rewards remitted to pool participants as cost of revenue.

Sub mining pool services

As the sub mining pool operator, using computing power obtained from pool participants, the Group provides computing power to certain third-party mining pool operators in exchange for considerations in the form of cryptocurrencies from the third-party mining pool operators. As the Group is entitled to consideration, which is calculated based on a predetermined formula agreed by the Group and the mining pool operators as a part of the contracts, even if a block is not successfully placed by the third-party mining pool operators, the Group entered into such arrangements to stabilize the mining rewards it is entitled to. Same to cryptocurrency mining arrangements, the contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the third-party mining pool operators. Providing computing power is an output of the Group’s ordinary activities and is the only performance obligation in the Group’s contract with the third-party pool operators. The transaction consideration the Group receives is noncash variable consideration in the form of cryptocurrencies. The Group measures the cryptocurrencies at fair value at contract inception. The revenue is recognized when the computing power is provided to the third-party mining pool operators and there is no uncertainty associated with the variable consideration. There is no significant financing component in these transactions.

The Group considers itself the principal in sub mining pool service transactions as the pool participants of BTC.com do not directly enter into contracts with the third-party mining pool operators and the Group is primarily responsible for fulfilling the promise to provide the computing power and to remit a portion of the mining rewards to the pool participants. In case of the non-performance of the third-party mining pool operators, the Group is obligated to compensate the pool participants for considerations they are entitled to. As a result, the Group determined that it controls the computing power before it is provided to the third-party mining pool operators. The Group recognizes the mining pool revenue on a gross basis by recording all of the mining rewards earned under the sub mining pool services as revenue, and the portion of mining rewards remitted to pool participants as cost of revenue.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Contract balances

The Group does not have any contract assets. The Group’s contract liabilities include advance from customers, which is recorded when consideration is received from a customer prior to providing services to the customer under the terms of a contract. As of December 31, 2023 and June 30, 2024, the Group recorded advance from customers balance of US$397 and US$385, respectively, which was included in “accrued expenses and other current liabilities” in the accompanying unaudited interim condensed consolidated balance sheets. No deferred revenue included in the opening balances of advance from customers was recognized as revenues during the six months ended June 30, 2023 and 2024.

Refer to Note 17 regarding the discussion of the Group’s disaggregate revenue data.

Cost of services

Cost of data center services

The cost of data center services consists primarily of direct production costs related to data center service, including the direct service charges for operations. The amounts were US$11,491 and US$7,642 for the six months ended June 30, 2023 and 2024, respectively. These costs are expensed as incurred.

Cost of cryptocurrency mining

The cost of cryptocurrency mining, which consist primarily of direct costs related to cryptocurrency mining machines, including the server leasing and maintenance charges. The amounts before inter-segment elimination were US$8,809 and US$6,621 for the six months ended June 30, 2023 and 2024, respectively. The amounts after inter-segment elimination were US$2,980 and US$1,581 for the six months ended June 30, 2023 and 2024, respectively. These costs are expensed as incurred.

Depreciation fees

Depreciation fees, which consist primarily of depreciation of machinery and equipment related to cryptocurrency mining and data center services, were US$4,619 and US$5,155 for the six months ended June 30, 2023 and 2024, respectively. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive (loss) income on a straight-line basis over the useful life of the machinery and equipment.

Amortization fees

Amortization fees, which consist primarily of amortization of intangible assets arising from business combination and assets acquisitions, were US$606 for the six months ended June 30, 2023 and 2024. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive (loss) income on a straight-line basis over the useful life of the intangible assets.

Cost of services also comprise employee costs, account handling expense and other direct costs incurred in providing services. These costs are expensed as incurred.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent accounting pronouncements

On November 27, 2023, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires that an entity disclose significant segment expenses impacting profit and loss that are regularly provided to the chief operating decision maker. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in ASU 2023-07 are required to be adopted for fiscal years beginning after December 15, 2023, with early adoption permitted. The Group is currently evaluating the impact of adopting the standard.

On December 14, 2023, FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of adopting the standard.

On March 21, 2024, the FASB issued Accounting Standards Update No. 2024-01, Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. This standard provides clarity regarding whether profits interest and similar awards are within the scope of Topic 718 of the Accounting Standards Codification. This standard is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is currently evaluating the impact of adopting the standard.